INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Book Income					$ (8,157,500)	$ (26,199)
Related Party Accruals					(17,400)
Contributed Services					15,805	$ 11,602
Other Nondeductible Expenses					8,157,927
State Taxes					(200)
Valuation allowance					$ 1,368	$ 14,597
Total	$ (800)		$ (800)